Schedule of fair value of financial instruments (Details) - AUD ($)		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		$ 594,671	$ 275,875	$ 3,174,700	$ 4,083,735
Term deposits with financial institutions		29,942	29,942
Trade and other payables		(382,473)	(1,141,886)
Lease liabilities		(203,910)	(332,578)
Financial assets liabilities [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		594,671	275,875
Trade and other receivables	[1]	876,347	904,564
Term deposits with financial institutions	[2]	29,942	29,942
Trade and other payables	[1]	(382,473)	(1,252,503)
Lease liabilities		(203,910)	(332,578)
Borrowings	[3]	(427,280)	(271,600)
Total		$ 487,297	$ (646,300)

[1]	The fair values are a close approximation of the carrying amounts for trade and other receivables and payables on account of the short term maturity cycle.
[2]	The fair values are a close approximation of the carrying amounts for term deposits as these deposits are interest bearing and are rolled over at short maturity.
[3]	Borrowings relate to ASX convertible notes and short term loans (refer to Note 17).